Stock Compensation (Tables)	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used	The fair value of the stock options was estimated at the date of grant using a binomial lattice option-pricing model with the following weighted average assumptions:

Risk-free interest rate	4.58%
Expected dividend yield of stock	—
Expected volatility of stock	29.30%